UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:   June 30, 2004
                                               -----------------------

Check Here if Amendment [ ]; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    [ ] is a restatement
                                        [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

   Name:         BVF Inc.
                 --------------------------------------
   Address:      227 West Monroe Street, Suite 4800
                 --------------------------------------
                 Chicago, Illinois  60606
                 --------------------------------------


Form 13F File Number: 28-6800
                         ----

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Mark N. Lampert
         -------------------------------
Title:        President
         -------------------------------
Phone:        (312) 263-7777
         -------------------------------

Signature, Place and Date of Signing:

     /s/ Mark N. Lampert       San Francisco, California     08/12/04
   ------------------------    -------------------------   -------------
         [Signature]                 [City, State]            [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s)).

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                              FORM 13F SUMMARY PAGE

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


Report Summary:


Number of Other Included Managers:               1
                                        --------------------

Form 13F Information Table Entry Total:          19
                                        --------------------

Form 13F Information Table Value Total:       106,052
                                        --------------------
                                             (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


    No.       Form 13F File Number           Name
     1              28-6770                  BVF Partners L.P.
   ----       --------------------           --------------------

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                                                     FORM 13F INFORMATION TABLE
                                                                                                                     (SEC USE ONLY)

                                                 Name of Reporting Manager: BVF Inc.

------------------------------------------------------------------------------------------------------------------------------------
      COLUMN 1               COLUMN 2       COLUMN 3  COLUMN 4       COLUMN 5        COLUMN 6    COLUMN 7          COLUMN 8
------------------------- ---------------- ---------  -------- ------------------- ------------ ---------- -------------------------
                                                       VALUE      SHRS    SH/ PUT/  INVESTMENT    OTHER       VOTING AUTHORITY
   NAME OF ISSUER          TITLE OF CLASS    CUSIP    (x$1000)    PRN     PRN CALL  DISCRETION   MANAGERS    SOLE    SHARED   NONE
------------------------- ---------------- ---------  -------- ---------  --- ---- ------------ ---------  -------- -------- -------
ADVANCED MAGNETICS, INC.           COMMON  00753P103      22,689      1,499,633  Sh        Defined        1        1,499,633
ARENA PHARMACEUTICALS, INC.        COMMON  040047102      15,741      2,882,912  Sh        Defined        1        2,882,912
ARQULE INC                         COMMON  04269E107      15,004      2,847,096  Sh        Defined        1        2,847,096
AUTOIMMUNE INC.                    COMMON  052776101       2,902      3,605,297  Sh        Defined        1        3,605,297
CORTECH, INC.                      COMMON  22051J308       2,402        762,466  Sh        Defined        1          762,466
DOV PHARMACEUTICAL INC.            COMMON  259858108         565         40,500  Sh        Defined        1           40,500
EPIMMUNE INC.                      COMMON  29425Y101         161         94,700  Sh        Defined        1           94,700
FLAMEL TECHNOLOGIES SP ADR         COMMON  338488109       9,116        370,101  Sh        Defined        1          370,101
GENAERA CORPORATION                COMMON  36867G100       1,867        444,561  Sh        Defined        1          444,561
IMMUNOGEN, INC.                    COMMON  45253H101         675        111,213  Sh        Defined        1          111,213
INCARA PHARMACEUTICALS CORPORATION COMMON  45325S101       2,000      8,000,000  Sh        Defined        1        8,000,000
INSMED INCORPORATED                COMMON  457669208       4,399      1,963,766  Sh        Defined        1        1,963,766
KOSAN BIOSCIENCES INC.             COMMON  50064W107       6,794        860,000  Sh        Defined        1          860,000
NEUROGEN CORPORATION               COMMON  64124E106      10,154      1,355,686  Sh        Defined        1        1,355,686
PALATIN TECHNOLOGIES INC.          COMMON  696077304         173         41,077  Sh        Defined        1           41,077
PARADIGM GENETICS, INC.            COMMON  69900R106          62         78,700  Sh        Defined        1           78,700
ZONAGEN, INC.                      COMMON  98975L108       1,492        582,743  Sh        Defined        1          582,743
GENENTECH INC. JANUARY 06/90 PUT   OPTION  368710956       5,620        100,000  Put       Defined        1          100,000
ONXX PHARM AUGUST 04/30 PUT        OPTION  683399959       4,236        100,000  Put       Defined        1          100,000
                                                         -------     ----------                                   ----------
                                                         106,052     25,740,451                                   25,740,451
                                                         =======     ==========                                   ==========


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